Allowance for Loan Losses - Summary of Performing and Nonperforming Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment [Line Items]
Loans	$ 467,741	$ 357,950	$ 369,970	$ 356,871	$ 341,829
Paycheck Protection Program [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	74,750
Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	147,229	130,998
Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	32,920	23,043
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,709	7,600
Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	75,013	71,122
Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	51,615	51,216
Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	3,098	1,939
Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	64,334	59,075
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	11,073	12,957
Performing [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	463,983	355,028
Performing [Member] | Paycheck Protection Program [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	74,750
Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	145,153	128,910
Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	31,881	23,043
Performing [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,709	7,600
Performing [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	74,418	70,370
Performing [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	51,567	51,134
Performing [Member] | Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	3,098	1,939
Performing [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	64,334	59,075
Performing [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	11,073	12,957
Non-Performing [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	3,758	2,922
Non-Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,076	2,088
Non-Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,039
Non-Performing [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	595	752
Non-Performing [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	$ 48	$ 82